Schedule of Investments (unaudited)	iShares® ESG Aware MSCI EM ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.2%
Atacadao SA	2,017,737	$3,811,909
B3 SA - Brasil Bolsa Balcao	4,366,631	8,898,084
Banco do Brasil SA	783,271	4,045,461
CCR SA	4,378,637	10,039,953
Cosan SA	3,429,775	8,896,291
Engie Brasil Energia SA	1,831,219	15,114,558
Hapvida Participacoes e Investimentos SA(a)(b)	4,966,702	3,774,047
Localiza Rent a Car SA	882,044	7,177,768
Lojas Renner SA	3,131,999	7,825,673
Natura & Co. Holding SA	1,944,098	5,498,078
Petroleo Brasileiro SA	673,006	5,216,502
PRIO SA	476,297	3,774,347
Raia Drogasil SA	1,743,416	8,323,800
Rumo SA	1,063,314	3,991,300
TIM SA/Brazil	1,256,271	3,794,484
TOTVS SA	2,281,462	12,478,544
Ultrapar Participacoes SA	1,091,228	4,815,127
Vibra Energia SA	3,808,168	15,621,691
		133,097,617
Chile — 0.5%
Empresas Copec SA	601,502	4,992,478
Enel Americas SA	164,029,178	16,224,060
		21,216,538
China — 25.7%
AAC Technologies Holdings Inc.	1,376,000	4,249,550
Agricultural Bank of China Ltd., Class A	11,679,400	7,055,188
Agricultural Bank of China Ltd., Class H	32,091,000	13,453,529
Alibaba Group Holding Ltd.	8,271,268	80,765,089
Alibaba Health Information Technology Ltd.(b)(c)	10,986,000	4,630,635
ANTA Sports Products Ltd.	373,200	3,972,802
Baidu Inc.(b)	1,138,212	13,792,849
Bank of China Ltd., Class H	18,594,000	8,814,349
BeiGene Ltd.(b)	320,151	3,625,054
Beijing Enterprises Holdings Ltd.	1,175,256	4,132,722
Bosideng International Holdings Ltd.	7,396,000	4,279,481
BYD Co. Ltd., Class A	184,055	5,791,379
BYD Co. Ltd., Class H	669,000	18,771,645
China Construction Bank Corp., Class A	6,685,600	6,477,428
China Construction Bank Corp., Class H	87,996,000	62,452,878
China Mengniu Dairy Co. Ltd.	4,953,000	9,133,494
China Merchants Bank Co. Ltd., Class H	3,561,500	15,957,863
China Merchants Shekou Industrial Zone Holdings
Co. Ltd., Class A	2,924,300	3,879,735
China Minsheng Banking Corp. Ltd., Class A	10,533,500	5,669,128
China Minsheng Banking Corp. Ltd., Class H	8,816,523	3,337,030
China Resources Gas Group Ltd.	2,124,500	7,392,007
China Resources Land Ltd.	1,045,000	3,813,473
China Ruyi Holdings Ltd.(b)(c)	15,612,000	4,280,931
CITIC Securities Co. Ltd., Class A	1,740,300	4,460,404
CMOC Group Ltd., Class A	11,819,100	13,584,870
CMOC Group Ltd., Class H	11,949,000	11,054,898
Contemporary Amperex Technology Co. Ltd.,
Class A	467,285	12,687,769
CSPC Pharmaceutical Group Ltd.	5,221,520	4,439,180
ENN Energy Holdings Ltd.	1,180,500	10,905,480
ENN Natural Gas Co. Ltd., Class A	1,754,100	4,394,436
Far East Horizon Ltd.	5,562,000	4,466,442
Fosun International Ltd.	17,060,000	9,583,320
Foxconn Industrial Internet Co. Ltd., Class A	1,208,300	3,810,397
Ganfeng Lithium Group Co. Ltd., Class A	902,350	4,175,249
Security	Shares	Value

China (continued)
Geely Automobile Holdings Ltd.	9,127,000	$11,109,579
Great Wall Motor Co. Ltd., Class H	2,300,000	3,964,503
Haier Smart Home Co. Ltd., Class A	985,100	4,007,996
Haier Smart Home Co. Ltd., Class A	2,421,600	8,797,652
Hansoh Pharmaceutical Group Co. Ltd.(a)	3,238,000	6,659,535
Huatai Securities Co. Ltd., Class A	5,197,102	9,721,816
Huatai Securities Co. Ltd., Class H(a)	6,067,000	6,923,138
IEIT Systems Co. Ltd., Class A	773,500	3,876,603
Industrial & Commercial Bank of China Ltd.,
Class A	7,586,600	5,668,605
Industrial & Commercial Bank of China Ltd.,
Class H	47,610,000	26,972,851
Industrial Bank Co. Ltd., Class A	4,706,900	11,588,948
Innovent Biologics Inc.(a)(b)	1,604,500	7,261,769
JD.com Inc.	1,390,828	20,616,982
Jiangsu Hengrui Pharmaceuticals Co. Ltd.,
Class A	720,900	4,201,258
Kanzhun Ltd., ADR	205,884	4,375,035
KE Holdings Inc., ADR	264,111	4,481,964
Kingdee International Software Group Co. Ltd.(b)	5,167,000	5,320,279
Kuaishou Technology(a)(b)	1,330,700	9,501,961
Lenovo Group Ltd.	17,668,000	25,450,900
Li Auto Inc.(b)	1,982,328	20,061,847
Longfor Group Holdings Ltd.(a)	2,627,000	4,168,221
Meituan, Class B(a)(b)	2,711,730	36,950,512
MINISO Group Holding Ltd.	868,600	4,903,240
MMG Ltd.(b)	9,044,000	4,417,687
NetEase Inc.	1,253,370	22,289,640
New Oriental Education & Technology
Group Inc.(b)	541,500	4,316,971
NIO Inc., ADR(b)(c)	851,084	4,587,343
Nongfu Spring Co. Ltd., Class H(a)	1,270,800	6,766,471
Orient Securities Co. Ltd., Class A	5,098,005	5,678,376
PDD Holdings Inc., ADR(b)	271,781	40,707,358
Ping An Insurance Group Co. of China Ltd.,
Class H	3,894,500	19,808,456
Pop Mart International Group Ltd.(a)	1,715,000	8,183,210
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class A	1,343,084	4,282,261
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A	1,989,500	4,969,643
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H	3,276,400	4,864,414
Shenzhen Inovance Technology Co. Ltd., Class A	510,800	4,071,556
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A	350,000	13,969,812
Sino Biopharmaceutical Ltd.	12,856,151	4,691,348
Sungrow Power Supply Co. Ltd., Class A	311,467	4,231,308
Sunny Optical Technology Group Co. Ltd.	1,076,323	5,942,321
Tencent Holdings Ltd.	3,478,900	161,398,559
Tongcheng Travel Holdings Ltd.(b)	5,368,400	12,291,323
Trip.com Group Ltd.(b)	186,471	9,530,355
Vipshop Holdings Ltd., ADR	628,221	10,095,511
WuXi AppTec Co. Ltd., Class A	1,437,100	8,302,581
Wuxi Biologics Cayman Inc.(a)(b)	6,540,000	9,383,181
Xiaomi Corp., Class B(a)(b)	5,465,200	12,237,387
Xinyi Solar Holdings Ltd.	6,415,229	4,216,444
XPeng Inc., Class A(b)	2,360,796	9,795,123
Yadea Group Holdings Ltd.(a)	6,204,000	9,926,218
Yum China Holdings Inc.	414,517	14,823,128
Yunnan Baiyao Group Co. Ltd., Class A	1,203,320	8,753,826

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	1,340,500	$4,901,096
		1,065,308,785
Colombia — 0.2%
Bancolombia SA	434,413	4,036,794
Interconexion Electrica SA ESP	740,803	3,670,152
		7,706,946
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	2,537,904	4,198,521

Greece — 0.9%
Motor Oil Hellas Corinth Refineries SA	365,350	10,330,779
Mytilineos SA	342,813	13,651,991
OPAP SA	873,227	13,880,794
		37,863,564
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	1,532,628	11,906,610

India — 18.1%
ABB India Ltd.	43,116	4,295,847
Adani Green Energy Ltd.(b)	212,472	4,871,136
Asian Paints Ltd.	838,681	29,005,027
AU Small Finance Bank Ltd.(a)	916,083	7,180,250
Axis Bank Ltd.	1,301,152	18,139,627
Bajaj Finance Ltd.	139,172	11,172,946
Bandhan Bank Ltd.(a)	1,864,663	4,213,834
Bharti Airtel Ltd.	776,879	12,792,749
Canara Bank	2,533,332	3,581,271
Dabur India Ltd.	1,527,242	9,974,267
DLF Ltd.	458,790	4,493,988
Eicher Motors Ltd.	163,717	9,292,587
Havells India Ltd.	232,268	5,306,700
HCL Technologies Ltd.	1,727,234	27,459,409
HDFC Bank Ltd.	2,216,683	40,717,893
Hero MotoCorp Ltd.	193,017	11,855,718
Hindalco Industries Ltd.	677,874	5,615,761
Hindustan Unilever Ltd.	970,760	27,093,706
ICICI Bank Ltd.	4,011,287	53,915,855
ICICI Prudential Life Insurance Co. Ltd.(a)	1,458,460	9,544,603
IDFC First Bank Ltd.(b)	12,021,767	11,024,120
Indian Hotels Co. Ltd., Class A	1,734,419	11,608,467
Info Edge India Ltd.	126,049	8,614,414
Infosys Ltd.	2,918,700	49,475,213
Kotak Mahindra Bank Ltd.	1,209,263	24,383,670
Macrotech Developers Ltd.	423,619	7,003,129
Mahindra & Mahindra Ltd.	571,767	17,169,746
Mahindra & Mahindra Ltd., GDR	435,092	13,052,760
Marico Ltd.	4,379,351	31,224,792
PI Industries Ltd.	130,286	5,533,014
Power Finance Corp. Ltd.	754,067	4,448,721
Power Grid Corp. of India Ltd.	5,038,991	18,750,024
Punjab National Bank	5,229,818	8,110,576
Reliance Industries Ltd.	2,154,393	73,908,355
SBI Cards & Payment Services Ltd.	607,450	5,044,374
Siemens Ltd.	100,082	8,354,570
State Bank of India	526,555	5,238,030
Supreme Industries Ltd.	156,173	9,898,345
Suzlon Energy Ltd.(b)	10,916,825	6,255,109
Tata Consultancy Services Ltd.	134,754	5,938,194
Tata Consumer Products Ltd.	1,272,989	16,193,620
Tata Elxsi Ltd.	55,099	4,593,455
Tech Mahindra Ltd.	353,408	5,222,799
Thermax Ltd.	41,650	2,696,781
Security	Shares	Value

India (continued)
Trent Ltd.	225,481	$12,334,358
TVS Motor Co. Ltd.	692,225	18,098,798
Union Bank of India Ltd.	8,044,312	15,434,016
United Spirits Ltd.	315,842	4,397,528
UPL Ltd.	1,341,785	8,178,866
Varun Beverages Ltd.	549,369	9,399,803
Vedanta Ltd.	715,666	3,858,211
Yes Bank Ltd.(b)	15,100,181	4,160,764
Zomato Ltd.(b)	9,119,854	19,625,025
		749,752,821
Indonesia — 1.3%
Amman Mineral Internasional PT(b)	6,442,994	4,787,640
Bank Central Asia Tbk PT	14,407,792	8,197,635
Bank Negara Indonesia Persero Tbk PT	14,306,000	3,881,918
Bank Rakyat Indonesia Persero Tbk PT	34,747,000	9,313,558
Barito Pacific Tbk PT	8,294,698	544,993
Chandra Asri Pacific Tbk PT	7,491,700	4,229,929
GoTo Gojek Tokopedia Tbk PT(b)	1,053,240,027	4,234,627
Kalbe Farma Tbk PT	136,544,800	12,520,108
Merdeka Copper Gold Tbk PT(b)	34,744,068	5,777,104
Unilever Indonesia Tbk PT	261,315	50,269
		53,537,781
Kuwait — 0.2%
Kuwait Finance House KSCP	3,159,585	7,531,437

Malaysia — 2.6%
AMMB Holdings Bhd	12,042,600	10,880,099
Axiata Group Bhd	8,534,500	5,082,471
CIMB Group Holdings Bhd	7,497,300	10,916,015
Kuala Lumpur Kepong Bhd	879,162	3,896,180
Malayan Banking Bhd	11,566,600	24,407,494
Maxis Bhd(c)	12,633,385	9,754,248
Press Metal Aluminium Holdings Bhd	7,346,900	8,740,735
Public Bank Bhd	25,325,600	22,068,514
Sime Darby Bhd	17,944,000	10,608,453
		106,354,209
Mexico — 1.9%
Arca Continental SAB de CV	1,137,096	11,598,493
Cemex SAB de CV, NVS(b)	7,740,140	5,825,691
Fomento Economico Mexicano SAB de CV	1,684,061	19,309,653
Grupo Aeroportuario del Sureste SAB de CV,
Class B	132,997	4,472,505
Grupo Bimbo SAB de CV, Series A	1,328,217	5,001,608
Grupo Financiero Banorte SAB de CV, Class O	2,313,114	22,000,248
Wal-Mart de Mexico SAB de CV	3,146,113	11,828,636
		80,036,834
Peru — 0.2%
Credicorp Ltd.	60,253	9,961,026

Poland — 0.9%
Allegro.eu SA (a)(b)	1,516,055	14,588,503
Budimex SA	37,913	7,202,817
KGHM Polska Miedz SA	100,397	3,900,719
ORLEN SA	422,209	6,839,150
Santander Bank Polska SA	32,210	4,153,139
		36,684,328
Qatar — 0.4%
Qatar Fuel QSC	474,481	1,750,780
Qatar National Bank QPSC	3,984,601	14,794,757
		16,545,537

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia — 0.0%
Gazprom PJSC(b)(d)	7,224,690	$799
LUKOIL PJSC(b)(d)	725,046	80
Novatek PJSC(b)(d)	1,686,230	187
Novolipetsk Steel PJSC(b)(d)	5,130,970	567
PhosAgro PJSC(b)(d)	249,741	28
PhosAgro PJSC, New(b)(d)	4,826	48
Polyus PJSC(b)(d)	43,646	5
Rosneft Oil Co. PJSC(b)(d)	759,129	84
Sberbank of Russia PJSC(d)	10,004,860	1,106
TCS Group Holding PLC, GDR(b)(d)(e)	124,025	14
Yandex NV(b)(d)	87,150	10
		2,928
Saudi Arabia — 3.0%
ACWA Power Co.	85,796	9,222,014
Al Rajhi Bank	1,154,991	23,526,808
Alinma Bank	969,452	7,922,682
Bank AlBilad	520,983	4,521,687
Co. for Cooperative Insurance (The)	124,707	4,384,624
Dr Sulaiman Al Habib Medical Services
Group Co.	232,282	16,537,439
Etihad Etisalat Co.	1,458,476	18,262,473
Mobile Telecommunications Co. Saudi Arabia	1,417,385	4,270,256
Riyad Bank	671,184	4,378,022
Saudi Arabian Mining Co.(b)	635,645	7,844,287
Saudi Basic Industries Corp.	855,032	17,362,682
Savola Group (The)(b)	550,266	6,344,061
		124,577,035
South Africa — 3.6%
Anglogold Ashanti PLC, NVS	161,385	3,843,686
Aspen Pharmacare Holdings Ltd.	385,616	4,769,856
Bid Corp. Ltd.	201,643	4,463,733
Bidvest Group Ltd. (The)	330,523	4,321,350
Clicks Group Ltd.	248,403	3,910,975
FirstRand Ltd.	3,447,066	11,959,017
Gold Fields Ltd.	1,057,871	16,649,767
Kumba Iron Ore Ltd.(c)	330,891	8,635,753
MTN Group Ltd.	917,399	4,025,416
Naspers Ltd., Class N	87,678	17,380,676
Nedbank Group Ltd.	938,145	11,410,560
NEPI Rockcastle NV	3,673,901	25,389,717
Sanlam Ltd.	953,052	3,594,049
Vodacom Group Ltd.	3,884,303	19,116,519
Woolworths Holdings Ltd./South Africa	4,092,789	11,863,315
		151,334,389
South Korea — 11.0%
CJ CheilJedang Corp.	19,176	4,855,968
Hana Financial Group Inc.	339,464	15,158,967
Hanwha Aerospace Co. Ltd.	47,991	7,157,555
HD Hyundai Electric Co. Ltd.	15,960	3,469,691
Kakao Corp.	216,563	6,823,630
KB Financial Group Inc.	476,895	27,416,832
LG Chem Ltd.	17,208	4,397,988
LG Corp.	1	59
LG Display Co. Ltd.(b)	542,242	3,905,495
NAVER Corp.	150,181	18,592,253
NCSoft Corp.	34,113	4,710,547
POSCO Future M Co. Ltd.	22,181	4,054,429
POSCO Holdings Inc.	53,191	14,264,147
Samsung C&T Corp.	100,390	9,825,066
Samsung E&A Co. Ltd.(b)	18,198	308,219
Samsung Electro-Mechanics Co. Ltd.	66,416	7,459,715
Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd.	2,973,152	$157,525,919
Samsung Fire & Marine Insurance Co. Ltd.	20,812	5,254,091
Samsung Life Insurance Co. Ltd.	63,961	3,894,343
Samsung SDI Co. Ltd.	36,846	10,066,860
Samsung Securities Co. Ltd.	155,511	4,070,510
Shinhan Financial Group Co. Ltd.	404,413	13,874,032
SK Biopharmaceuticals Co. Ltd.(b)	125,078	7,742,316
SK Hynix Inc.	352,250	48,535,909
SK Inc.	214,168	27,354,619
SK Innovation Co. Ltd.(b)	78,002	5,669,969
SK Square Co. Ltd.(b)	136,285	7,638,378
SKC Co. Ltd.(b)	57,113	5,784,339
Woori Financial Group Inc.	2,766,735	28,379,280
		458,191,126
Taiwan — 19.9%
Accton Technology Corp.	277,000	4,337,360
Acer Inc.	9,544,000	15,656,398
ASE Technology Holding Co. Ltd.	1,905,000	9,249,670
Cathay Financial Holding Co. Ltd.	14,889,769	25,910,913
Chailease Holding Co. Ltd.	937,331	4,414,518
Chunghwa Telecom Co. Ltd.	3,701,000	14,643,992
Compal Electronics Inc.	3,854,000	4,425,714
CTBC Financial Holding Co. Ltd.	22,711,000	24,883,739
Delta Electronics Inc.	1,550,000	15,618,583
E Ink Holdings Inc.	631,000	4,275,622
E.Sun Financial Holding Co. Ltd.	56,944,836	50,357,129
Evergreen Marine Corp. Taiwan Ltd.	680,000	4,418,720
Far EasTone Telecommunications Co. Ltd.	5,707,000	14,722,156
First Financial Holding Co. Ltd.	64,764,213	55,092,405
Fubon Financial Holding Co. Ltd.	12,335,136	28,034,667
Hon Hai Precision Industry Co. Ltd.	3,297,000	17,505,834
Lite-On Technology Corp.	2,150,000	7,192,137
MediaTek Inc.	786,000	30,099,142
Mega Financial Holding Co. Ltd.	16,191,691	19,560,038
Quanta Computer Inc.	883,000	7,502,308
SinoPac Financial Holdings Co. Ltd.	27,431,962	19,564,734
Taishin Financial Holding Co. Ltd.	17,122,438	9,734,952
Taiwan Semiconductor Manufacturing Co. Ltd.	15,770,000	403,837,076
United Microelectronics Corp.	8,643,000	14,714,054
Voltronic Power Technology Corp.	164,000	8,594,854
Wistron Corp.	2,128,000	7,412,791
WPG Holdings Ltd.	1,534,000	4,092,256
		825,851,762
Thailand — 2.3%
Advanced Info Service PCL, NVDR	3,096,800	17,104,930
Asset World Corp. PCL, NVDR	56,605,900	5,859,842
Bangkok Dusit Medical Services PCL, NVDR	17,813,200	13,084,563
BTS Group Holdings PCL, NVDR	4,584,600	600,110
Delta Electronics Thailand PCL, NVDR	3,539,400	7,147,482
Home Product Center PCL, NVDR	13,323,200	3,367,920
PTT Exploration & Production PCL, NVDR	1,910,300	8,032,803
PTT Oil & Retail Business PCL, NVDR	23,868,400	11,770,301
PTT PCL, NVDR	22,408,800	19,990,364
Siam Cement PCL (The), NVDR	1,340,000	8,610,461
		95,568,776
Turkey — 0.8%
Akbank TAS	3,170,373	6,498,884
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,319,488	4,221,733
Haci Omer Sabanci Holding AS	4,129,379	12,520,162
Turkiye Petrol Rafinerileri AS	712,864	3,909,074

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Yapi ve Kredi Bankasi A/S	6,161,744	$6,180,245
		33,330,098
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	4,952,957	10,525,994
Abu Dhabi Islamic Bank PJSC	3,293,155	10,059,542
Aldar Properties PJSC	178,292	266,973
Emirates Telecommunications Group Co. PJSC	2,784,474	12,205,124
First Abu Dhabi Bank PJSC	3,844,478	12,141,393
		45,199,026
Total Common Stocks — 98.2%
(Cost: $3,822,934,918)		4,075,757,694

Preferred Stocks

Brazil — 0.8%
Banco Bradesco SA, Preference Shares, NVS	1,623,504	3,917,385
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	1	2
Gerdau SA, Preference Shares, NVS	1,206,082	4,159,695
Petroleo Brasileiro SA, Preference Shares, NVS	3,516,550	25,977,827
		34,054,909
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares	83,370	3,905,270

Colombia — 0.2%
Bancolombia SA, Preference Shares, NVS	593,289	5,233,656

South Korea — 0.7%
Samsung Electronics Co. Ltd., Preference
Shares, NVS	689,029	30,063,066

Total Preferred Stocks — 1.8%
(Cost: $66,800,465)		73,256,901

Total Long-Term Investments — 100.0%
(Cost: $3,889,735,383)		4,149,014,595
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(f)(g)(h)	14,794,283	$14,798,721

Total Short-Term Securities — 0.3%
(Cost: $14,796,939)		14,798,721

Total Investments — 100.3%
(Cost: $3,904,532,322)		4,163,813,316

Liabilities in Excess of Other Assets — (0.3)%		(14,379,690)

Net Assets — 100.0%		$4,149,433,626

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$35,144,856	$—		$(20,349,227	)(a)	$6,110	$(3,018)	$14,798,721	14,794,283	$136,211	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	241,546		—
						$6,110	$(3,018)	$14,798,721		$377,757		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
May 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	65	06/21/24	$3,434	$7,934

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$586,669,174	$3,489,085,592	$2,928	$4,075,757,694
Preferred Stocks	43,193,835	30,063,066	—	73,256,901
Short-Term Securities
Money Market Funds	14,798,721	—	—	14,798,721
	$644,661,730	$3,519,148,658	$2,928	$4,163,813,316
Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,934	$—	$—	$7,934

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company